Acquisitions (Details 2) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified				0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Nov. 07, 2011 Submittal Exchange Holdings [Member]	Nov. 07, 2011 Submittal Exchange [Member]	Jan. 31, 2013 Submittal Exchange [Member] Class A Preferred Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Class A Preferred Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Other Than Liquidation Matters [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Liquidation Matters [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Class A Common Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Preferred Class A [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Class A Preferred Units [Member]	Nov. 07, 2011 Submittal Exchange Holdings [Member] Class A common units
Business Acquisition [Line Items]
Number of units acquired													85
Voting interests acquired			100.00%				18.30%	100.00%	15.00%
Shares converted into stock					0.5	0.50
Capital account basis threshold after pro-rata allocation of distributions and profits or losses for additional allocation			$ 0
Percentage used to determine allocation of distributions and profits										99.00%		1.00%
Purchase price for acquisition
Cash consideration				2,404,000			2,404,000
Liabilities assumed				403,000			403,000
Issuance of equity				12,548,000
Total purchase price				15,355,000
Shares issued in acquisition				482						0	482
Share price				$ 26.05
Total purchase price allocation
Identifiable intangible assets							5,550,000
Goodwill	23,937,000	17,949,000					11,004,000
Property and equipment							58,000
Deferred revenue							(1,640,000)
Other current assets (liabilities), net							383,000
Net assets acquired							$ 15,355,000